Property, Plant and Equipment	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

8. PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	30 June 2023	30 June 2022
	RM	RM

Cost

As at 1 July	56,017,056	-
Additional	72,383,744	56,017,056
Disposal	(569)	-
As at 30 June	128,400,231	56,017,056

Accumulated depreciation

As at 1 July	(933,859)	-
Additional	(15,859,909)	(933,859)
Disposal	90	-
As at 30 June	(16,793,678)	(933,859)

Net carrying amount	111,606,553	55,083,197

Computer system and equipment (cont’d)

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)	Depreciation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 20%